Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 8 – Derivative Instruments

The Company utilizes fixed price swaps and basis swaps to manage the price risk associated with the sale of its oil and natural gas production. Fixed price swaps are settled monthly based on differences between the fixed price specified in the contract and the referenced settlement price. Basis swaps are settled monthly based on differences between a fixed price differential and the applicable market price differential, or Panhandle Eastern Pipeline. When the referenced settlement price is less than the price specified in the contract, the Company receives an amount from the counterparty based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, the Company pays the counterparty an amount based on the price difference multiplied by the volume.

The following table reflects the Company’s open commodity contracts at September 30, 2018:

	2018	2019	2020	Total
Oil fixed price swaps
Volume (Bbl)	1,233,180	5,540,670	1,599,500	8,373,350
Weighted-average price	$57.09	$59.86	$63.14	$60.08
Natural gas fixed price swaps
Volume (MMBtu)	8,004,000	29,200,000	12,325,000	49,529,000
Weighted-average price	$2.94	$2.86	$2.63	$2.81
Natural gas basis swaps
Volume (MMBtu)	4,600,000	21,900,000	3,640,000	30,140,000
Weighted-average price	$0.54	$0.58	$0.62	$0.58

The Company nets the fair value of derivative instruments by counterparty in the accompanying condensed consolidated balance sheets where the right to offset exists. See Note 9 – Fair Value Measurements for further information regarding the fair value measurement of the Company’s derivatives.

As the Company has elected to not account for commodity derivative instruments as hedging instruments, gains or losses resulting from the change in fair value along with the gains or losses resulting in settlement of derivative contracts are reflected in (loss) gain on derivative contracts included in the consolidated statement of operations.

The following table presents the Company’s (loss) gain on derivative contracts and net cash (paid) received upon settlement of its derivative contracts for the nine months ended September 30, 2018 and 2017:

	Nine Months Ended September 30,
	2018	2017
	(in thousands)
(Loss) gain on derivative contracts	$(100,920)	$2,385
Net cash (paid) received upon settlement of derivative contracts	$(27,462)	$2,385
Net cash received upon settlement of derivative contracts prior to contractual maturity	$377	$2,255

Note 8 – Derivative Instruments

The Company utilizes fixed price swaps and basis swaps to manage the price risk associated with forecasted sale of its oil and natural gas production. Fixed price swaps are settled monthly based on differences between the fixed price specified in the contract and the referenced settlement price. Basis swaps are settled monthly based on differences between a fixed price differential and the applicable market price differential. When the referenced settlement price is less than the price specified in the contract, the Company receives an amount from the counterparty based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, the Company pays the counterparty an amount based on the price difference multiplied by the volume.

The following table represents the Company’s open commodity contracts at December 31, 2017:

Total
Oil fixed price swaps
2018
Volume (bbl)	2,374,000
Weighted-average price per bbl	$54.47
2019
Volume (bbl)	1,140,250
Weighted-average price per bbl	$54.09
Natural gas fixed price swaps
2018
Volume (mmbtu)	16,440,000
Weighted-average price per mmbtu	$3.00
2019
Volume (mmbtu)	10,950,000
Weighted-average price per mmbtu	$2.97
Natural gas basis swaps
2018
Volume (mmbtu)	16,440,000
Weighted-average price per mmbtu	$0.55
2019
Volume (mmbtu)	10,950,000
Weighted-average price per mmbtu	$0.55

The Company nets the fair value of derivative instruments by counterparty in the accompanying balance sheets where the right to offset exists. See Note 9 – Fair Value Measurements for further information regarding the fair value measurement of the Company’s derivatives.

The Company has elected to not account for commodity derivative instruments as hedging instruments, gains or losses resulting from the change in fair value along with the gains or losses resulting in settlement of derivative contracts are reflected in loss on derivative contracts included in the statement of operations. For the year ended December 31, 2017, loss on derivatives was $6.8 million, which includes $2.7 million of net gain on derivatives settled in 2017. There were no commodity derivative contracts in 2016 or 2015.